Contractual Assets with Customers - Exclusive Rights	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Contractual Assets with Customers - Exclusive Rights
10 Contractual assets with customers - exclusivity rights

Refers to exclusivity rights reimbursements of agreement between subsidiary Ipiranga and reseller service stations and major customers that are recognized at the time of their occurrence and recognized as reductions of the revenue from sales and services in the statement of income according to the conditions established in the agreement.

Changes are shown below:

Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfers	(34,570)
Balance as of December 31, 2021	2,079,226
Additions	637,502
Amortization	(504,907)
Transfers	(6,230)
Balance as of December 31, 2022	2,205,591
Additions	664,363
Amortization	(607,446)
Balance as of December 31, 2023	2,262,508

Current	787,206
Non-current	1,475,302